Intangible Assets and Goodwill - Summary of Detailed Information About Intangible Assets (Detail) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 94,049
Additions	15,476
Disposals	0
Transfers	(100)
Amortization for the year	(10,160)
Translation differences	93
Ending balance	99,358 [1]	€ 94,049
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	128,218
Ending balance	143,688	128,218
Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(34,170)
Ending balance	(44,329)	(34,170)
Software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	8,251
Additions	1,373
Disposals	0
Transfers	1,478
Amortization for the year	(1,773)
Translation differences	42
Ending balance	9,371	8,251
Software | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	12,189
Ending balance	15,082	12,189
Software | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(3,938)
Ending balance	(5,711)	(3,938)
Trademarks, industrial property and customer relationships
Disclosure of detailed information about intangible assets [line items]
Beginning balance	19,390
Additions	4
Disposals	0
Transfers	(71)
Amortization for the year	(1,178)
Translation differences	51
Ending balance	18,196	19,390
Trademarks, industrial property and customer relationships | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	20,733
Ending balance	20,717	20,733
Trademarks, industrial property and customer relationships | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(1,343)
Ending balance	(2,521)	(1,343)
Development costs
Disclosure of detailed information about intangible assets [line items]
Beginning balance	66,408
Additions	14,099	28,478
Disposals	0
Transfers	(1,507)
Amortization for the year	(7,209)
Translation differences	0
Ending balance	71,791	66,408
Development costs | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	95,297
Ending balance	107,889	95,297
Development costs | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(28,888)
Ending balance	(36,097)	(28,888)
Other
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Additions	0
Disposals	0
Transfers	0
Amortization for the year	0
Translation differences	0
Ending balance	0	0
Other | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	0	0
Other | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	0
Ending balance	€ 0	€ 0

[1]	Unaudited